SCHEDULE OF INVENTORY (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Equipment Parts Inventory	$ 1,844,223	$ 1,820,347	$ 862,941
Finished Goods Inventory	763,160	999,100	992,744
Sales Demo Inventory			162,958
Work in process Inventory	94,175	295,950	243,029
Consignment Inventory	171,823.00
Inventory Reserve	(727,990)	(776,638)	(24,216)
Total Inventory	$ 2,145,391	$ 2,338,759	$ 2,237,456